OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 12,080	$ 14,281
Accrued warranty costs (See B below)	5,132	5,622	$ 5,055
Governmental institutions	4,193	4,417
Other	346	759
Other current liabilities	$ 21,751	$ 25,079